Advances to joint ventures (Details Textual) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	$ 8,761	$ 13,991
SRV Joint Gas Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	4,800	7,200
SRV Joint Gas Two Ltd [Member]
Advances to Joint Ventures [Line Items]
Due from Joint Ventures	$ 4,000	$ 6,800